Supplemental Guarantor Condensed Consolidating Financial Statements - Supplemental Condensed Consolidating Statement of Comprehensive Income (Loss) (Detail) (USD $)
In Thousands, unless otherwise specified
	1 Months Ended		3 Months Ended								12 Months Ended
	Jul. 31, 2014	Jan. 31, 2013	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Financial Statements, Captions [Line Items]
Net sales			$ 1,122,401	$ 1,305,493	$ 1,340,935	$ 1,359,132	$ 1,245,111	$ 1,308,959	$ 1,361,759	$ 1,391,585	$ 5,127,961	$ 5,307,414	$ 5,451,909
Cost of sales											4,830,640	4,949,404	5,115,188
Gross profit			38,046	68,236	92,410	98,629	115,181	96,517	65,509	80,803	297,321	358,010	336,721
Selling, general and administrative expenses											232,586	216,858	182,069
Equity in earnings of unconsolidated affiliates			18,154	9,267	5,378	14,950	12,195	15,215	8,929	2,799	47,749	39,138	27,140
Operating income (loss)			(4,035)	29,390	23,580	63,549	65,524	57,960	19,664	37,142	112,484	180,290	181,792
Interest expense, net											124,923	132,038	109,971
Loss on extinguishment of long-term debt	7,400	20,700									7,390	20,744
Other expense (income), net											27,784	27,877	23,979
Income (loss) before income taxes			(31,818)	(6,460)	(39,171)	29,836	24,386	10,937	(25,914)	(9,778)	(47,613)	(369)	47,842
Provision for (benefit from) income taxes											19,719	21,849	17,560
Net income (loss)			(29,687)	(10,110)	(44,621)	17,086	10,588	4,936	(28,064)	(9,678)	(67,332)	(22,218)	30,282
Comprehensive income (loss)											(230,927)	41,587	1,667
Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Net sales											(922,694)	(962,307)	(1,109,462)
Cost of sales											(917,769)	(964,453)	(1,109,189)
Gross profit											(4,925)	2,146	(273)
Operating income (loss)											(4,925)	2,146	(273)
Intercompany interest expense (income), net											28	(1)	(48)
Other expense (income), net											(17)	15	(11)
Equity in loss (earnings) of subsidiaries											(22,729)	35,591	166,811
Income (loss) before income taxes											17,793	(33,459)	(167,025)
Provision for (benefit from) income taxes											(741)	553	(52)
Net income (loss)											18,534	(34,012)	(166,973)
Comprehensive income (loss)											345,724	(161,622)	(109,743)
Parent Guarantor [Member]
Condensed Financial Statements, Captions [Line Items]
Selling, general and administrative expenses											11,822	10,073	7,374
Operating income (loss)											(11,822)	(10,073)	(7,374)
Intercompany interest expense (income), net											12	7	1
Other expense (income), net											6,330	6	4
Equity in loss (earnings) of subsidiaries											49,132	12,128	(37,661)
Income (loss) before income taxes											(67,296)	(22,214)	30,282
Provision for (benefit from) income taxes											36	4
Net income (loss)											(67,332)	(22,218)	30,282
Comprehensive income (loss)											(230,927)	41,587	1,667
Issuers [Member]
Condensed Financial Statements, Captions [Line Items]
Cost of sales											560	996	279
Gross profit											(560)	(996)	(279)
Selling, general and administrative expenses											18,405	3,981	3,994
Operating income (loss)											(18,965)	(4,977)	(4,273)
Interest expense, net											120,910	125,711	104,069
Intercompany interest expense (income), net											(81,551)	(88,851)	(88,245)
Loss on extinguishment of long-term debt											7,390	20,744
Other expense (income), net											17,742	(32,325)	(20,515)
Equity in loss (earnings) of subsidiaries											(59,281)	(44,373)	(53,200)
Income (loss) before income taxes											(24,175)	14,117	53,618
Provision for (benefit from) income taxes											1,409	1,735	(808)
Net income (loss)											(25,584)	12,382	54,426
Comprehensive income (loss)											(189,179)	76,187	25,811
Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net sales											4,684,218	4,793,183	4,947,970
Cost of sales											4,425,078	4,485,470	4,691,834
Gross profit											259,140	307,713	256,136
Selling, general and administrative expenses											180,730	181,756	147,454
Equity in earnings of unconsolidated affiliates											47,749	39,138	27,140
Operating income (loss)											126,159	165,095	135,822
Interest expense, net											1,535	3,656	917
Intercompany interest expense (income), net											69,902	76,042	76,510
Other expense (income), net											(3,323)	39,534	21,376
Equity in loss (earnings) of subsidiaries											32,878	(3,346)	(75,950)
Income (loss) before income taxes											25,167	49,209	112,969
Provision for (benefit from) income taxes											15,004	16,964	22,159
Net income (loss)											10,163	32,245	90,810
Comprehensive income (loss)											(150,388)	91,240	59,111
Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net sales											1,366,437	1,476,538	1,613,401
Cost of sales											1,322,771	1,427,391	1,532,264
Gross profit											43,666	49,147	81,137
Selling, general and administrative expenses											21,629	21,048	23,247
Operating income (loss)											22,037	28,099	57,890
Interest expense, net											2,478	2,671	4,985
Intercompany interest expense (income), net											11,609	12,803	11,782
Other expense (income), net											7,052	20,647	23,125
Income (loss) before income taxes											898	(8,022)	17,998
Provision for (benefit from) income taxes											4,011	2,593	(3,739)
Net income (loss)											(3,113)	(10,615)	21,737
Comprehensive income (loss)											$ (6,157)	$ (5,805)	$ 24,821